ASSETS HELD FOR SALE - Reconciliation (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of financial assets [line items]
Balance, beginning of year	$ 78,127
Balance, end of year	84,347
Held for sale
Disclosure of financial assets [line items]
Balance, beginning of year	147
Reclassification to/(from) assets held for sale, net	4,641
Disposals	(3,365)
Fair value adjustments	8
Foreign currency translation	7
Other	(5)
Balance, end of year	$ 1,433